Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

CCSC Technology International Holdings Limited (“CCSC Cayman” or the “Company”), through its direct wholly-owned subsidiaries (collectively, the “Group”), is principally engaged in the manufacturing and sale of interconnect products, including connectors, cables and wire harnesses. The majority of the Group’s products are sold in Europe and Asia. The Group produces both original equipment manufacturer (“OEM”) and original design manufacture (“ODM”) interconnect products for manufacturing companies that produce end products, as well as for electronic manufacturing services (“EMS”) companies, who procure and assemble products on behalf of such companies.

The Company’s Serbian subsidiary, CCSC Technology Doo Beograd (“CCSC Technology Serbia”) started the construction of new European supply chain management center in the Municipality of Merosina, Republic of Serbia, in order to strengthen the Group’s logistics and manufacturing infrastructure in Central Europe.

The Company’s ordinary shares have been listed on the Nasdaq Stock Exchange under the symbol of “CCTG”.

(b)	Organization

A reorganization of the Group’s legal structure (“Reorganization”) was completed on March 17, 2022. The consolidated financial statements of the Group as of March 31, 2026 included the following entities:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
CCSC Cayman	October 19, 2021	Cayman Islands	Parent	Investment holding
CCSC Group	October 19, 2021	BVI	100%	Investment holding
CCSC Technology Group	December 31, 1992	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect HK	July 3, 2007	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect DG	June 28, 1993	Mainland China	100%	Manufacturing of interconnect products
CCSC Interconnect NL	March 14, 2016	Netherlands	100%	Purchase of components
CCSC Technology Serbia	February 27, 2024	Serbia	100%	Manufacture of other electrical equipment